Property, Plant and Equipment (Notes)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT BY SEGMENT (in millions)

	September 30, 2017	December 31, 2016
Terminalling and Transportation	$2,490	$2,076
Gathering and Processing	3,533	1,983
Wholesale	38	—
Property, Plant and Equipment, at Cost	6,061	4,059
Accumulated depreciation	(763)	(615)
Property, Plant and Equipment, Net	$5,298	$3,444